Dec. 31, 2015

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated September 30, 2016

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the "SAI")

for the iShares MSCI Sweden ETF (EWD) (the "Fund")

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around November 30, 2016:

	Current	New
Fund Name	iShares MSCI Sweden ETF	iShares MSCI Sweden Capped ETF
Underlying Index	MSCI Sweden Index	MSCI Sweden 25/50 Index

Change in the Fund's Principal Investment Strategies

The first paragraph of the section of the Prospectus entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Sweden 25/50 Index (the "Underlying Index"), which consists of stocks traded primarily on the Stockholm Stock Exchange. A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the Underlying Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Underlying Index cannot exceed a maximum of 50% of the weight of the Underlying Index in the aggregate. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated September 30, 2016

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the "SAI")

for the iShares MSCI Singapore ETF (EWS) (the "Fund")

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around November 30, 2016:

	Current	New
Fund Name	iShares MSCI Singapore ETF	iShares MSCI Singapore Capped ETF
Underlying Index	MSCI Singapore Index	MSCI Singapore 25/50 Index

Change in the Fund's Principal Investment Strategies

The first paragraph of the section of the Prospectus entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Singapore 25/50 Index (the "Underlying Index"), which consists of stocks traded primarily on the Singapore Stock Exchange. A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the Underlying Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Underlying Index cannot exceed a maximum of 50% of the weight of the Underlying Index in the aggregate. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include financials, industrials and real estate companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Change in the Fund's Summary of Principal Risks

The section of the Prospectus entitled "Summary of Principal Risks" is amended to delete "Telecommunications Sector Risk" and to add the following:

Real Estate Investment Risk. The Fund invests in companies that invest in real estate ("Real Estate Companies"), such as REITs or real estate holding companies, which expose investors in the Fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Many Real Estate Companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially magnify the Fund's losses.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated September 30, 2016

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the "SAI")

for the iShares MSCI Taiwan ETF (EWT) (the "Fund")

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around November 30, 2016:

	Current	New
Fund Name	iShares MSCI Taiwan ETF	iShares MSCI Taiwan Capped ETF
Underlying Index	MSCI Taiwan Index	MSCI Taiwan 25/50 Index

Change in the Fund's Principal Investment Strategies

The first paragraph of the section of the Prospectus entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Taiwan 25/50 Index (the "Underlying Index"), which consists of stocks traded primarily on the Taiwan Stock Exchange. A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the Underlying Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Underlying Index cannot exceed a maximum of 50% of the weight of the Underlying Index in the aggregate. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include financials, information technology and materials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.